CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company)	¥ 3,102,655	¥ 2,921,296
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	389,331,544	388,918,015
Ordinary shares, shares outstanding	389,331,544	388,918,015
Board of Directors Chairman [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares [Member]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	371,958,044	371,544,515
Ordinary shares, shares outstanding	371,958,044	371,544,515
Class B ordinary shares [Member]
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	17,373,500
Ordinary shares, shares outstanding	17,373,500	17,373,500
VIE [Member]
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company) | ¥	¥ 2,691,090	¥ 2,453,662